GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2021
Disclosure Text Block [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 8 – GOODWILL AND OTHER INTANGIBLE ASSETS

As of September 30, 2021, and September 30, 2020, the balance of goodwill was $1,970,321 and $583,086, respectively. On April 27, 2021, the EON Media Group acquisition value of goodwill was $5,829,722. Post-acquisition adjustments were $74,937. The Company charged $4,442,487 to EON Media Group goodwill impairment for the twelve months ended September 30, 2021. The Company also charged $719,688 to goodwill impairment for the tax benefits from the Spkr acquisition and the EON Media Group acquisition as of September 30, 2021. See Note 3 for details on the EON business acquisition.

The Company’s other intangible assets, each definite lived assets, consisted of the following as of September 30, 2021, and September 30, 2020:

		September 30,	September 30,
	Useful life	2021	2020
Screenplay brand	not applicable	$—	$130,000
Customer relationships	nine years	1,012,000	1,012,000
Content library	two years	198,000	198,000
Total intangible assets		1,210,000	1,340,000
Less: accumulated amortization		(507,222)	(376,889)
Total intangible assets, net		$702,778	$963,111

In April 2021, the Company acquired EON in a step business acquisition and the associated EON brand name intangible valued at $2,300,000 with a useful life of 20 years.

In October 2020, the Company acquired from Spkr Inc. assets that consisted of single asset acquisition of $2,671,233 in technology (see Note 3) with a useful life of 2 years. During twelve months ended September 30, 2020, the Company acquired intellectual property valued at $6,350,000 for issuance of Class B Shares. The Company fully impaired the intellectual property and recognized a loss on impairment of $6,350,000.

Amortization expense charged to operations amounted to $1,451,773 and $218,306, respectively, for the twelve months ended September 30, 2021, and 2020. The Spkr Inc. technology intangible remaining net amortizable value was charged to impairment for $1,405,142, Eon intangible of $2,251,513 was charged to impairment, and an impairment of $130,000 on brand name, was all recorded for the twelve months ended September 30, 2021.

Annual amortization expense for the next five years and thereafter is estimated to be $112,444, $112,444, $112,444, $112,444, $112,444, and $140,556, respectively. The weighted average life of the intangible assets subject to amortization is 6.2 on September 30, 2021.